General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
General and Administrative Expenses [Abstract]
Employees and officers compensation	$ 1,733	$ 1,984		$ 1,131
Share-based payments (see also Note 10)	87	1,224		121
Legal fees in connection with ISA investigation and class action lawsuits (see also Note 12B)	690	893		84
Other professional consulting	1,525	1,306		1,059
Board member remuneration and insurance	556	552		155
Rent and office maintenance	243	196		94
Travel	143	131		99
Car expenses	85	64		42
Depreciation	7	4		2
Other	126	43	[1]	216
General and Administrative Expenses	$ 5,195	$ 6,397		$ 3,003

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).